S000012561 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	307 Months Ended	331 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 2000® Value Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	12.59%	8.88%	9.27%
Russell 3000® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
C000034145 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	14.99%	12.48%	11.48%
Performance Inception Date					May 19, 1998
C000034146 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	14.66%	12.19%	11.20%
Performance Inception Date				Jun. 01, 2000